EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 13:-	EARNINGS (LOSS) PER SHARE

The following table presents the calculation of basic and diluted net income (loss) per share:

	Six months ended June 30,
	2024	2023
	(Unaudited)
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$21,393	$(21,702)

Denominator:
Weighted-average ordinary shares outstanding, basic	49,442,327	48,061,281

Dilutive effect
Employee stock options, RSUs and PSUs	2,664,042	-
Weighted average ordinary shares outstanding, diluted	52,106,369	48,061,281

Net income (loss) per share attributable to ordinary shareholders, basic	$0.43	$(0.45)
Net income (loss) per share attributable to ordinary shareholders, diluted	$0.41	$(0.45)

The potential Ordinary shares that were excluded from the computation of diluted income (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2024	2023
	(Unaudited)
Options	-	3,398,278
RSUs	-	1,164,738
Total	-	4,563,016